Accrued Expenses - Schedule of Accrued Expenses (Parenthetical) (Detail)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Maximum percentage of current liabilities accrued (in hundredths)	5.00%	5.00%	5.00%